Share-based compensation - Share option awards (Details)			12 Months Ended
		Feb. 03, 2021 EquityInstruments	Dec. 31, 2020 Options $ / shares	Dec. 31, 2020 Options $ / shares $ / shares	Dec. 31, 2019 Options $ / shares	Dec. 31, 2019 Options $ / shares	Dec. 31, 2018 Options $ / shares		Dec. 31, 2018 Options $ / shares		Dec. 31, 2020 Options $ / shares
Share option awards | Maximum
share-based compensation
Exercise period			10 years	10 years
Equity share option awards
share-based compensation
Vesting period			3 years	3 years
Equity share option awards | Minimum
share-based compensation
Variable payout (as a percent)			0.00%	0.00%							0.00%
Equity share option awards | Maximum
share-based compensation
Variable payout (as a percent)			100.00%	100.00%							100.00%
Phantom share option awards
share-based compensation
Vesting period			30 months	30 months
Percentage of awards cash-settled			50.00%	50.00%
Percentage of awards share-settled			50.00%	50.00%
Exercisable on vesting (as a percent)			50.00%	50.00%
Exercisable twelve months thereafter (as a percent)			50.00%	50.00%
Phantom share option awards | Minimum
share-based compensation
Variable payout (as a percent)			0.00%	0.00%							0.00%
Phantom share option awards | Maximum
share-based compensation
Variable payout (as a percent)			100.00%	100.00%							100.00%
Share option awards - US$ denominated
share-based compensation
Weighted average remaining contractual life (years)			6 years 4 months 24 days	6 years 4 months 24 days
Share option awards, Non-vested
Outstanding, beginning of year | Options			4,476,658	4,476,658	3,864,307	3,864,307	3,363,543	[1]	3,363,543	[1]
Granted | Options					612,351	612,351	500,764		500,764
Vested | Options			(3,822,025)	(3,822,025)
Outstanding, end of year | Options			654,633	654,633	4,476,658	4,476,658	3,864,307		3,864,307
Share option awards, Vested
Vested | Options			3,822,025	3,822,025
Exercised | Options			(554,602)	(554,602)
Outstanding, end of year | Options			3,267,423	3,267,423
Exercisable, end of year | Options			3,267,423	3,267,423							3,267,423
Share option awards, Weighted average exercise price
Outstanding, beginning of year	[2]			$ 6.91		$ 6.63			$ 6.69	[1]
Granted	[2]					8.46			6.18
Vested	[2]			6.21
Exercised	[2]			6.21
Outstanding, end of year	[2]			$ 6.94		$ 6.91			$ 6.63
Exercisable, end of year	[2]										$ 6.58
Share option awards - US$ denominated | Minimum
share-based compensation
Exercise price (in dollars per share)											3.54
Share option awards - Canadian $ denominated
share-based compensation
Exercise price (in dollars per share)											$ 4.75
Weighted average remaining contractual life (years)			5 years 7 months 6 days	5 years 7 months 6 days
Share option awards, Vested
Outstanding, beginning of year | Options			242,244	242,244	242,244	242,244	242,244	[1]	242,244	[1]
Outstanding, end of year | Options			242,244	242,244	242,244	242,244	242,244		242,244
Exercisable, end of year | Options			242,244	242,244							242,244
Share option awards, Weighted average exercise price
Outstanding, beginning of year			$ 4.75		$ 4.75		$ 4.75	[1]
Outstanding, end of year			4.75		$ 4.75		$ 4.75
Exercisable, end of year			$ 4.75	$ 4.75
Share option awards - Canadian $ denominated | Maximum
share-based compensation
Exercise price (in dollars per share)											$ 8.95
IPO
share-based compensation
Share split ratio | EquityInstruments		4.5

[1]	Amounts reflect retrospective application of a 4.5-for-one share subdivision, which occurred in connection with TELUS International (Cda) Inc.’s sale of shares to the public on February 3, 2021 (see Note 17).
[2]	For options outstanding at the end of the period, the exercise prices ranged from $3.54 to $8.95. The weighted-average remaining expected life was 6.4 years.